Property, plant and equipment	9 Months Ended
Sep. 30, 2022
Property, plant and equipment.
Property, plant and equipment

5.Property, plant and equipment

The following table shows the movement in the net book values of property, plant and equipment for the nine months ended September 30, 2022:

	As of September 30, 2022
		IT	Lab	Leasehold	Assets Under
in CHF thousands	Furniture	Equipment	Equipment	Improvements	Construction	Total
Acquisition Cost
Balance at December 31, 2021	263	1,756	9,142	810	695	12,666
Additions	19	149	559	165	10	902
Transfers	—	4	47	646	(697)	—
Balance at September 30, 2022	282	1,909	9,748	1,621	8	13,568

Accumulated depreciation
Balance at December 31, 2021	(106)	(1,316)	(5,739)	(389)	—	(7,550)
Depreciation expense	(39)	(215)	(966)	(111)	—	(1,331)
Balance at September 30, 2022	(145)	(1,531)	(6,705)	(500)	—	(8,881)

Carrying Amount
December 31, 2021	157	440	3,403	421	695	5,116
September 30, 2022	137	378	3,043	1,121	8	4,687

AC Immune continues to enhance its laboratory equipment to support its R&D functions and IT equipment. This effort has continued since the year ended December 31, 2021, with CHF 0.8 million invested in lab equipment, including the expansion of our leased lab space, and IT equipment, representing an increase of 7.0% from the beginning of the year in these categories.